UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement
                                   [  ]  adds new holdings
entries.
Institutional Investment Manage Filing this Report:

Name:  SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Manager Systems/Business Admin.
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo  Stamford, CT  AUGUST 14, 2000

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 9,764,685
Form 13F Information Table Value Total: $237,302,025.15

List of Other Included Managers:
01
02
03
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FORM 13F INFORMATION TABLE
	TITLE
	OF		VALUE	SHARES
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	AMOUNT	SH
Accelerated Networks Inc.	COM	00429p107	633 	15,000 	SH
Accrue Software Inc.	COM	00437w102	5,620 	158,300 	SH
Act Manufacturing Inc.	COM	000973107	3,720 	80,100 	SH
Advanced Fibre Communication	COM	00754a105	5,372 	118,550 	SH
Alkermes Inc.	COM	01642t108	1,435 	30,450 	SH
Anadigics Inc	COM	032515108	4,549 	133,550 	SH
Administaff Inc	COM	007094105	2,788 	43,900 	SH
On Assignment Inc.	COM	682159108	5,066 	166,100 	SH
Aspeon Inc.	COM	045354107	1,302 	267,050 	SH
Aspect Medical Systems	COM	045235108	5 	200 	SH
Asyst Technologies Inc	COM	04648X107	3,091 	90,250 	SH
Burr-Brown Corp	COM	122574106	3,208 	37,005 	SH
Benchmark Electronics Inc.	COM	08160h101	2,351 	64,300 	SH
Caliper Technologies	COM	130876105	4,641 	100,900 	SH
C-Bridge Internet Solutions	COM	12500b105	2,874 	165,400 	SH
Citadel Communications Cor.	COM	172853202	2,217 	63,450 	SH
Click Commerce Inc.	COM	18681d109	4,630 	204,650 	SH
Clarent Corp	COM	180461105	5,415 	75,740 	SH
Celeritek Inc.	COM	150926103	2,167 	53,100 	SH
Copper Mountain Networks Inc.	COM	217510106	7,055 	80,060 	SH
Coherent Inc	COM	192479103	6,156 	73,400 	SH
Copart Inc	COM	217204106	4,242 	265,150 	SH
Crossworlds Software Inc.	COM	22769p109	3,398 	187,500 	SH
Cybersource Corp	COM	23251j106	172 	12,450 	SH
Cytyc Corp	COM	232946103	6,058 	113,500 	SH
Documentum Inc	COM	256159104	10,907 	122,040 	SH
Diamond Technology Partners	COM	252762109	16,980 	192,960 	SH
Ebenx Inc.	COM	278668108	5,781 	272,850 	SH
Emcore Corp	COM	290846104	10,656 	88,800 	SH
ITT Educational Services Inc.	COM	45068b109	2,420 	137,800 	SH
Exar Corp	COM	300645108	2,984 	34,225 	SH
Corporate Executive Brd Co	COM	21988r102	6,449 	107,710 	SH
M-Systems Flash Ltd.	COM	m7061c100	6,491 	83,350 	SH
Forward Air Corp.	COM	349853101	3,146 	78,650 	SH
F.Y.I. Inc	COM	302712104	2,365 	70,200 	SH
Gene Logic Inc.	COM	368689105	1,729 	48,450 	SH
Globespan	COM	379571102	5,306 	43,460 	SH
Hall, Kinion & Assoc.	COM	406069104	6,026 	180,900 	SH
Healthstream Inc.	COM	42222n103	1,648 	299,700 	SH
II VI Inc.	COM	902104108	7,256 	150,000 	SH
Imclone Systems	COM	45245w109	4,650 	60,830 	SH
Impco Technologies Inc.	COM	45255w106	4,087 	96,450 	SH
Imagex.Com	COM	45244d102	2,306 	380,450 	SH
Impath Inc.	COM	45255g101	4,465 	82,300 	SH
Informatica Corp	COM	45666q102	2,901 	35,400 	SH
Inforte Corp.	COM	45677r107	1,129 	31,350 	SH
Invitrogen Corp	COM	46185r100	11,431 	152,000 	SH
Interwave Communications	COM	g4911n102	4,958 	354,150 	SH
Interwoven Inc.	COM	46114t102	3,371 	30,650 	SH
JNI Corp	COM	46622g105	5,076 	160,500 	SH
Keithley Instruments Inc	COM	487584104	17,207 	197,500 	SH
Kforce.com Inc.	COM	493732101	1,561 	225,000 	SH
LCC International Inc	COM	501810105	5,744 	210,300 	SH
Landa Corp. Inc	COM	514756105	2,052 	455,900 	SH
LJL Biosystems Inc.	COM	501873103	1,992 	102,800 	SH
Learning Tree	COM	522015106	5,696 	93,000 	SH
Manhattan Associates Inc	COM	562750109	13,901 	556,050 	SH
Manugistics Group Inc	COM	565011103	9,100 	194,650 	SH
Merix Corp.	COM	590049102	5,367 	114,200 	SH
MKS Instruments Inc.	COM	55306n104	2,258 	57,700 	SH
Mechanical Technology Inc.	COM	583538103	1,190 	79,300 	SH
MMC Networks Inc.	COM	55308n102	2,966 	55,500 	SH
Modem Media Inc	COM	607533106	1,863 	149,800 	SH
Mediaplex Inc.	COM	58446b105	4,392 	227,425 	SH
MRV Communications	COM	553477100	10,202 	151,700 	SH
NCO Group Inc	COM	628858102	1,803 	77,950 	SH
99 Cents Only Stores	COM	65440k106	2,670 	66,950 	SH
New Era of Networks Inc	COM	644312100	11,403 	268,300 	SH
Netegrity Inc	COM	64110p107	4,143 	55,010 	SH
Newport Corp.	COM	651824104	3,431 	31,950 	SH
Numerical Technologies Inc.	COM	67053t101	1,644 	33,800 	SH
Insight Enterprises Inc	COM	45765U103	2,794 	47,100 	SH
Oratec Interventions Onc.	COM	68554m108	2,169 	65,000 	SH
OTG Software Inc.	COM	671059103	4,603 	161,150 	SH
Pinnacle Systems Inc	COM	723481107	2,211 	98,320 	SH
Priority Healthcare Corp-B	COM	74264t102	11,145 	149,980 	SH
Park Electrochemical Corp.	COM	700416209	1,417 	39,300 	SH
PLX Technology	COM	693417107	3,677 	88,600 	SH
Power Integrations Inc.	COM	739276103	4,366 	185,300 	SH
Predictive Systems Inc.	COM	74036w102	2,305 	64,150 	SH
Peregrine Systems Inc.	COM	71366Q101	6,385 	184,086 	SH
Province Healthcare Corp	COM	743977100	6,372 	176,400 	SH
Pericom Semiconductor Corp.	COM	713831105	2,883 	42,400 	SH
Pivotal Corp	COM	72581r106	3,388 	144,150 	SH
Powerwave Technologies Inc	COM	739363109	3,591 	81,620 	SH
Quantum Effect Devices Inc.	COM	74764t107	4,361 	76,500 	SH
QRS Corp	COM	74726X105	5,374 	218,808 	SH
QuickLogic Corp.	COM	74837p108	4,095 	184,050 	SH
Renal Care Group	COM	759930100	3,383 	138,350 	SH
Radware Ltd.	COM	m81873107	8,167 	308,175 	SH
Remec Inc.	COM	759543101	2,291 	54,700 	SH
Radio One Inc.	COM	75040p108	2,219 	75,050 	SH
Radio One Inc. Non Vot Cl D	COM	75040p405	3,142 	142,400 	SH
RSA Security Inc	COM	749719100	8,791 	126,950 	SH
Salem Communications- CL A	COM	794093104	1,989 	214,300 	SH
Sanmina Corp	COM	800907107	2,945 	34,440 	SH
Seachange Int'l Inc.	COM	811699107	2,002 	69,350 	SH
Skillsoft Corporation	COM	83066p101	6,010 	425,500 	SH
Symyx Technologies Inc.	COM	87155s108	7,729 	181,400 	SH
Sonosite Inc.	COM	83568g104	3,692 	128,150 	SH
Stratos Lightwave Inc.	COM	863100103	91 	3,250 	SH
Tollgrade Comm	COM	889542106	10,030 	75,700 	SH
Management Network Group Inc.	COM	561693102	10,638 	303,950 	SH
T/R Systems Inc.	COM	87263u102	2,493 	391,000 	SH
Teletech Holdings Inc	COM	879939106	13,869 	446,500 	SH
Veeco Instruments	COM	922417100	6,633 	90,550 	SH
Viant Corp	COM	92553n107	6,601 	222,810 	SH
VISX Inc	COM	92844S105	3,254 	115,950 	SH
Ventro Corp.	COM	922815105	2,643 	140,000 	SH
Websense Inc.	COM	947684106	2,549 	101,450 	SH
Whole Foods Market Inc	COM	966837106	4,999 	121,000 	SH
West Teleservices Corp.	COM	956188106	2,635 	104,100 	SH
			523,198 	15,321,954 	SH

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